Balance Sheets (Annual Report [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012	Feb. 15, 2012
Annual Report [Member]
ASSETS
Cash and cash equivalents	$ 91	$ 97
Total assets	91	97
Liabilities:
Current liabilities	1,675	492
Total liabilities	1,675	492
Stockholders' deficit:
Common stock ($0.0001 par value), 1,000,000,000 shares authorized, no par, 35,142,000 issued and outstanding on 12/31/2013, and 13,673,000 issued and outstanding on 12/31/2012 respectively.	3,166	1,217
Additional Paid-in Capital	6,545	1,656
Accumulated Deficits	(11,295)	(3,268)
Total stockholders' equity	(1,584)	(395)
Total liabilities and stockholders' equity	$ 91	$ 97